Securities (Unrealized Losses Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Gross Realized Gains on Marketable Securities	$ 577,000	$ 484,000
Gross Realized Losses on Marketable Securities	4,000	181,000
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds	4,200,000	21,200,000
Available-for-sale Securities Pledged as Collateral	78,400,000	81,100,000
Available For Sale Securities Pledged As Collateral Against Government Deposits	25,100,000	27,700,000
US States and Political Subdivisions Debt Securities [Member]
Schedule of Investments [Line Items]
Gross Realized Gains on Marketable Securities	419,000
Residential Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Gross Realized Gains on Marketable Securities	88,000
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds	2,000,000	1,400,000
Corporate Debt Securities [Member]
Schedule of Investments [Line Items]
Gross Realized Gains on Marketable Securities	56,000
Available-for-sale Securities Pledged as Collateral	1,500,000
Held-to-maturity Securities [Member]
Schedule of Investments [Line Items]
Gross Realized Gains on Marketable Securities	7,000
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds		$ 2,200,000